Share Capital - Summary of Ordinary Shares (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2022 € / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 € / shares	Dec. 14, 2022 $ / shares	Dec. 31, 2021 € / shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares		$ 0.000001
Shares restated to reflect the exchange ratio	0.26926188
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Par value per share | (per share)	€ 1		€ 0.000001	$ 11.5
Series B Preferred Stock [Member]
Disclosure of classes of share capital [line items]
Par value per share					€ 1
Class B Nonvoting [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Par value per share					€ 0.0001
Issuance Of FFG Collateral Share [Member] | FFG Collateral Share [Member]
Disclosure of classes of share capital [line items]
Par value per share	€ 0.0001